Document and Entity Information	May 04, 2026
Cover [Abstract]
Entity Registrant Name	GLAUKOS Corp
Amendment Flag	false
Entity Central Index Key	0001192448
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-37463
Entity Tax Identification Number	33-0945406
Entity Address, Address Line One	One Glaukos Way
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	(949)
Local Phone Number	367-9600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock
Trading Symbol	GKOS
Security Exchange Name	NYSE